Net Investment in Finance and Sales-type Leases (Tables)	12 Months Ended
Dec. 31, 2012
Net Investment in Finance and Sales-type Leases
Schedule of components of net investment in finance and sales-type leases

	December 31, 2012	December 31, 2011
	(Dollars in thousands)
Total lease payments to be received	$98,211	$86,592
Estimated residual values of leased flight equipment (unguaranteed)	29,157	46,857
Less: Unearned income	(33,432)	(28,615)

	$93,936	$104,834
Less: Allowance for credit losses	—	(23,088)

Net investment in finance and sales-type leases	$93,936	$81,746

Schedule of minimum future lease payments on finance and sales-type leases

(Dollars in thousands)
2013	$22,143
2014	16,273
2015	12,758
2016	12,396
2017	12,373
Thereafter	22,268

Total minimum lease payments to be received	$98,211

Schedule of activity in allowance for credit losses on net investment in finance and sales-type leases

(Dollars in thousands)
Balance at December 31, 2010	$—
Provision	23,088
Write-offs	—

Balance at December 31, 2011	$23,088
Provision	—
Write-offs	(23,088)

Balance at December 31, 2012	$—